Capital and share premium - Additional Information (Detail) - EUR (€) € / shares in Units, € in Thousands	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Share Capital	€ 48,513	€ 48,513
Number of ordinary shares	13,942,344
Common stock , par value	€ 0
Increase in capital	€ 0